Disposal (Tables)	9 Months Ended
Sep. 30, 2026
IHS Latam Group
Discontinued operations and disposal groups
Schedule of disposal of business

2026
$’m

Net assets disposed	(672.0)
Exchange differences on translation of foreign operations recycled	(36.3)
(708.3)

Proceeds-Cash	665.6
Costs of disposal	(16.0)
Net loss on disposal	(58.7)

I-Systems Solues de Infraestrutura S.A.
Discontinued operations and disposal groups
Schedule of disposal of business

2026
$’m

Net assets disposed	(361.4)
Non-controlling interests derecognized	180.7
Exchange differences on translation of foreign operations recycled	16.0
(164.7)

Proceeds
Cash	183.0
Other receivables(a)	7.0
190.0
Costs of disposal	(5.3)
Net gain on disposal	20.0

(a)	Other receivables represent amounts held in escrow at closing which may be subject to certain deductions for indemnity claims and cannot be used for any other purpose up to the sixth anniversary of the closing date. Any amounts not applied in settlement of valid claims will be released to IHS Holding Limited thereafter. Accordingly, the balance is classified as a non-current financial asset measured at amortized cost in accordance with IFRS 9. Interest accruing on the balance is for the benefit of IHS Holding Limited and is recognized within finance income.